Revision of prior period financial statements - (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revision Of Prior Period Financial Statements [Line Items]
Inventories, net	$ 9,597	$ 10,843
Total current assets	17,550	18,116
Total assets	59,077	110,344
Accumulated deficit	(80,221)	(30,003)	(30,003)
Total stockholders' equity	25,275	69,653	58,468
Total liabilities and stockholders' equity	59,077	110,344
As Previously Reported [Member]
Revision Of Prior Period Financial Statements [Line Items]
Inventories, net		11,393
Total current assets		18,666
Total assets		110,894
Accumulated deficit		(29,453)	29,780
Total stockholders' equity		70,203	59,018
Total liabilities and stockholders' equity		110,894
Adjustment [Member]
Revision Of Prior Period Financial Statements [Line Items]
Inventories, net		(550)
Total current assets		(550)
Total assets		(550)
Accumulated deficit		(550)	(550)
Total stockholders' equity		(550)	(550)
Total liabilities and stockholders' equity		$ (550)